Property and Equipment, Net (Details) - Schedule of property and equipment, net ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 600,052		¥ 610,835		¥ 854,050
Less: Accumulated depreciation	(248,554)		(225,788)		(247,428)
Impairment loss	(34,726)		(34,595)		(47,684)
Add: Foreign exchange differences	(201)		290		(506)
Construction in progress	304		238		9,412
Total	¥ 316,875	$ 49,078	350,980	$ 53,790	567,844
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment			393,388		612,899
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment			164,436		163,887
Furniture [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment			20,504		36,179
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment			32,388		40,966
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment			¥ 119		¥ 119